As filed with the Securities and Exchange Commission on March 14, 2017
1933 Act Registration Number – 333-168469
1940 Act Registration Number – 811-22445

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 19
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
Amendment No. 21

Pinnacle Capital Management Funds Trust
(Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza
Fayetteville, New York 13066
 (Address of Principal Office)

Registrant's Telephone Number, including Area Code: 315-234-9716

Capitol Services, Inc.
615 S. Dupont Hwy, Dover, DE 19901
(Name and Address of Agent for Service)

With copy to:
Matthew Wells, Esq.
Bond, Schoeneck & King, PLLC
One Lincoln Center
Syracuse, NY 13202
and
Benjamin V. Mollozzi, Esq.
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Approximate date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

/x/	immediately upon filing pursuant to paragraph (b)

/ /	on (date) pursuant to paragraph (b)

/ /	60 days after filing pursuant to paragraph (a) (1)

/ /	on (date) pursuant to paragraph (a) (1)

/ /	75 days after filing pursuant to paragraph (a) (2)

/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 19 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 18 filed February 28, 2017 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Fayetteville and the State of New York, on the 14th day of March, 2017.

Pinnacle Capital Management Funds Trust

By:	/s/ Cortland H. Schroder
Cortland H. Schroder
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Cortland H. Schroder	President	March 14, 2017
Cortland H. Schroder	(Principal Executive Officer)

/s/ Stephen J. Fauer	Treasurer	March 14, 2017
Stephen J. Fauer	(Principal Financial Officer and
Principal Accounting Officer)

Michael E. Cuddy*	Trustee

Joseph O. Reagan*	Trustee

Mark E. Wadach*	Trustee

By:	/s/ Tina H. Bloom
Tina H. Bloom *Attorney-in-fact March 14, 2017

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase